ASSURANCE AND ADVISORY
                                                          BUSINESS SERVICES
                                                          ----------------------







-----------------------------------------------------------
                  XANTHUS FUND, L.L.C.

                  FINANCIAL STATEMENTS

                  WITH REPORT OF INDEPENDENT AUDITORS
                  FOR THE YEAR ENDED
                  DECEMBER 31, 2002
-----------------------------------------------------------







--------------------------------------------------------------------------------
                                                    [LOG0 OMITTED] ERNST & YOUNG
--------------------------------------------------------------------------------




                                                               ERNST & YOUNG LLP

                              XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS


                      FOR THE YEAR ENDED DECEMBER 31, 2002







                                    CONTENTS



Report of Independent Auditors..............................................  1
Statement of Assets, Liabilities and Members' Capital.......................  2
Statement of Operations.....................................................  3
Statement of Changes in Members' Capital - Net Assets.......................  4
Notes to Financial Statements...............................................  5
Schedule of Portfolio Investments........................................... 13
Schedule of Securities Sold, Not Yet Purchased.............................. 18

 [LOGO OMITTED]
 ERNST & YOUNG    | | ERNST & YOUNG LLP                | | Phone: (212) 773-3000
                      5 Times Square                       www.ey.com
                      New York, New York 100 10036-6530


                         REPORT OF INDEPENDENT AUDITORS

To the Members of
  Xanthus Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of Xanthus Fund, L.L.C. (the "Company"), including the schedules of portfolio investments and securities sold, not yet purchased, as of December 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in members' capital - net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Xanthus Fund, L.L.C. at December 31, 2002, the results of its operations for the year then ended, and the changes in its members' capital - net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.



                                                           /S/ ERNST & YOUNG LLP

 February 7, 2003

                    A Member Practice of Ernst & Young Global

XANTHUS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
----------------------------------------------------------------------------------------

                                                                       DECEMBER 31, 2002
ASSETS

Investments in securities, at market (cost - $172,771)                    $   165,481
Cash and cash equivalents                                                     169,107
Receivable for investment securities sold                                      96,128
Due from broker                                                                69,102
Interest receivable                                                               228
Dividends receivable                                                               55
                                                                          -----------

       TOTAL ASSETS                                                           500,101
                                                                          -----------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $82,178)             82,005
Payable for investment securities purchased                                    47,324
Withdrawals payable                                                            31,802
Dividends payable on securities sold, not yet purchased                            85
Administration fees payable                                                       327
Accrued expenses                                                                  361
                                                                          -----------

       TOTAL LIABILITIES                                                      161,904
                                                                          -----------

             NET ASSETS                                                   $   338,197
                                                                          ===========

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                                 $   345,314
Net unrealized depreciation on investments                                     (7,117)
                                                                          -----------

       MEMBERS' CAPITAL - NET ASSETS                                      $   338,197
                                                                          ===========

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
----------------------------------------------------------------------------------------------

                                                                                 YEAR ENDED
                                                                             DECEMBER 31, 2002
INVESTMENT INCOME
    Interest                                                                     $    3,440
    Dividends, net of withholding tax of $17                                            674
                                                                                 ----------
                                                                                      4,114
                                                                                 ----------
EXPENSES
       Administration fees                                                            3,827
       Prime broker fees                                                              1,156
       Dividends on securities sold, not yet purchased                                  804
       Accounting and investor servicing fees                                           405
       Custodian fees                                                                   259
       Professional fees                                                                227
       Insurance expense                                                                 78
       Board of Managers' fees and expenses                                              23
       Miscellaneous                                                                     90
                                                                                 ----------
          TOTAL EXPENSES                                                              6,869
                                                                                 ----------

          NET INVESTMENT LOSS                                                        (2,755)
                                                                                 ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    REALIZED GAIN (LOSS) ON INVESTMENTS:
       Investment securities                                                        (52,428)
       Purchased options                                                                197
       Written options                                                               (1,492)
       Securities sold, not yet purchased                                            56,918
                                                                                 ----------

          NET REALIZED GAIN ON INVESTMENTS                                            3,195

    NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS                            (22,890)
                                                                                 ----------

          NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                           (19,695)
                                                                                 ----------

          DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES        $  (22,450)
                                                                                 ==========

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

                                                              SPECIAL
                                                              ADVISORY
                                                               MEMBER           MEMBERS           TOTAL
                                                              -------         ----------        ---------
MEMBERS' CAPITAL, DECEMBER 31, 2000                           $    --         $  351,103        $ 351,103

FROM INVESTMENT ACTIVITIES
        Net investment income                                      --              3,156            3,156
        Net realized loss on investments                           --            (32,852)         (32,852)
        Net change in unrealized depreciation on                   --
               investments                                                        30,438           30,438
        Incentive allocation                                      262               (262)              --
                                                              -------         ----------        ---------
        INCREASE IN MEMBERS' CAPITAL                              262                480              742
             DERIVED FROM INVESTMENT ACTIVITIES

MEMBERS' CAPITAL TRANSACTIONS
        Capital contributions                                      --             90,940           90,940
        Capital withdrawals                                       (35)           (47,663)         (47,698)
                                                              -------         ----------        ---------
        INCREASE (DECREASE) IN MEMBERS' CAPITAL
             DERIVED FROM CAPITAL TRANSACTIONS                    (35)            43,277           43,242

MEMBERS' CAPITAL, DECEMBER 31, 2001                           $   227         $  394,860        $ 395,087
                                                              =======         ==========        =========

From investment activities
        Net investment loss                                        --             (2,755)          (2,755)
        Net realized gain on investments                           --              3,195            3,195
        Net change in unrealized depreciation on
               investments                                         --            (22,890)         (22,890)
        Incentive allocation                                       11                (11)              --
                                                              -------         ----------        ---------
        INCREASE (DECREASE) IN MEMBERS' CAPITAL
             DERIVED FROM INVESTMENT ACTIVITIES                    11            (22,461)         (22,450)

MEMBERS' CAPITAL TRANSACTIONS
        Capital contributions                                      --             36,305           36,305
        Capital withdrawals                                      (227)           (70,518)         (70,745)
                                                              -------         ----------        ---------
        DECREASE IN MEMBERS' CAPITAL
             DERIVED FROM CAPITAL TRANSACTIONS                   (227)           (34,213)         (34,440)

MEMBERS' CAPITAL, December 31, 2002                           $    11         $  338,186        $ 338,197
                                                              =======         ==========        =========

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Xanthus Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability
         Company Agreement dated as of February 10, 1999. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company ("Board of Managers"). There are four members of the Board of Managers and an Adviser. CIBC Oppenheimer Advisers, L.L.C. (the "Adviser"), a Delaware limited liability company, serves as the investment adviser to the Company and is responsible for managing the Company's investment activities pursuant to an investment advisory agreement. CIBC World Markets Corp. ("CIBC WM") is the managing member and controlling person of the Adviser. Effective
         January 1, 2002, Takis Sparaggis assumed the position of Managing Director of Alkeon Capital Management, L.L.C. ("Alkeon"), a new investment advisory firm. Subject to the oversight of CIBC WM, Mr. Sparaggis will continue as portfolio manager of the Company, and Alkeon was admitted as a non-managing member of the Company's Adviser, CIBC
         Oppenheimer Advisers, L.L.C. CIBC WM is a minority joint venture partner in Alkeon.

         The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

         B.  PORTFOLIO VALUATION

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         C.  CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents. At December 31, 2002, $169,107,157 in cash equivalents was held at PNC Bank.

         D.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company has been made. The Members are individually liable for the income taxes on their share of the Company's income.

         The Company has reclassified ($2,755,044) and $3,195,019 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the year ended December 31, 2002. This reclassification is a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Company's Members and had no effect on net assets.

         E.  RECLASSIFICATIONS

         Certain of the amounts presented in the statement of changes in members' capital - net assets for the year ended December 31, 2001 have been reclassified to conform to the current year's presentation.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays CIBC WM a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the year ended December 31, 2002, CIBC WM earned $340,729 in brokerage commissions from portfolio transactions executed on behalf of the Company.

         Net profits or net losses of the Company for each fiscal period will be allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in capacity as the Special Advisory Member of the Company, will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the year ended December 31, 2002, Incentive Allocations of $11,356 were credited to the Special Advisory Account.

         Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, one Manager, Howard Singer, is an "interested person" of the Company, as defined by the Act. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended December 31, 2002, fees (including meeting fees and the annual retainer) and expenses paid to the Managers totaled $22,800.

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PFPC Inc. serves as Investor Services and Accounting Agent to the Company and in that capacity provides certain accounting, record keeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2002, amounted to $1,712,366,890, and $1,659,113,037, respectively.

         At December 31, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2002, net unrealized depreciation on investments was $7,117,083, consisting of $8,811,106 gross unrealized appreciation and $15,928,189 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, and excess cash held at the prime broker as of December 31, 2002.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of December 31, 2002, and for the year then ended, the Company had no outstanding margin borrowings.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         During the year ended December 31, 2002, transactions in purchased options were as follows:


                                             CALL OPTIONS                                 PUT OPTIONS
                                  -------------------------------             --------------------------------
                                     NUMBER                                      NUMBER
                                  OF CONTRACTS           COST                 OF CONTRACTS           COST
                                  ------------       ------------             ------------       -------------

        Beginning balance                    0       $          0                        0       $           0
        Options purchased               13,318         15,178,079                  107,802          37,999,497
        Options closed                  (8,933)        (5,880,749)                 (85,944)        (29,937,327)
        Options expired                      0                  0                        0                   0
                                      --------       ------------                ---------       -------------
        Options outstanding at
              December 31, 2002          4,385       $  9,297,330                   21,858       $   8,062,170
                                      ========       ============                =========       =============

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option.

         Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value.

         During the year ended December 31, 2002, transactions in written options were as follows:

                                                            CALL OPTIONS
                                               --------------------------------
                                                  NUMBER
                                               OF CONTRACTS            COST
                                               ------------       -------------
            Beginning balance                           660       $     521,052
            Options written                          20,790           9,807,227
            Options closed                          (21,450)        (10,328,279)
            Options expired                               0                   0
                                                  ---------       -------------
            Options outstanding at
                  December 31, 2002                       0       $           0
                                                  =========       =============

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                                                                                                      MAY 4, 1999
                                                                                                                   (COMMENCEMENT OF
                                                              YEAR ENDED        YEAR ENDED          YEAR ENDED      OPERATIONS) TO
                                                          DECEMBER 31, 2002  DECEMBER 31, 2001  DECEMBER 31, 2000  DECEMBER 31, 1999
                                                          -----------------  -----------------  -----------------  -----------------

         Net assets, end of period (000)                      $ 338,197          $395,087            $351,103            $187,675
         Ratio of net  investment  gain (loss) to average
         net assets                                              (0.72%)            0.80%              (0.11%)             (2.67%)*
         Ratio of expenses to average net assets                  1.80%             1.99%               2.50%               3.50%*
         Portfolio turnover rate                                763.03%           687.98%             325.04%             143.30%
         Total return **                                         (5.44%)           (0.15%)             (0.56%)             63.25%
         Average debt ratio                                        N/A               N/A                5.34%              22.46%

           *      Annualized.
           **     Total  return  assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, net of incentive allocation to the Special Advisory Member, if any. Total return for a period of less than a full year is not annualized.
           N/A    Not applicable

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     8.  SUBSEQUENT EVENTS

         Effective January 1, 2003, the Company received initial and additional capital contributions from members of $11,714,874.

         Subsequent  to  December  31,  2002,  the  Adviser  withdrew   $11,356,
         representing the Incentive Allocation that was credited to the Special Advisory Account on December 31, 2002.

         Fahnestock Viner Holdings Inc. ("Fahnestock"), its subsidiary Fahnestock & Co., Inc. ("Fahnestock & Co."), CIBC WM and Canadian Imperial Bank of Commerce entered into an agreement pursuant to which Fahnestock & Co. agreed to acquire the investment fund management business of CIBC WM (the "Transaction"), including its ownership interests in, and control of, the Adviser (to be renamed Advantage Advisers Management, L.L.C.). In connection with the Transaction, CIBC WM will cease to serve as the managing member of the Adviser and will be replaced by Oppenheimer Asset Management Inc. (or an affiliate thereof), an affiliate of Fahnestock. In addition, CIBC WM will cease to serve as the Company's placement agent and will be replaced by Fahnestock & Co. The Act provides that the change in control of the Adviser resulting from the Transaction will constitute an "assignment" of the currently effective investment advisory agreement between the Adviser and the Company. As required by the Act, such an assignment will result in the automatic termination of that agreement. In anticipation of the consummation of the Transaction and to provide continuity in investment advisory services to the Company, the Board of Managers, at a meeting held on January 24, 2003, unanimously approved a new investment advisory agreement that would become effective upon the consummation of the Transaction, subject to the approval of the Members, who are expected to vote on this proposal in the first half of 2003.

         Subject to receipt of the requisite approval of Members, who are expected to vote on this proposal in the first half of 2003, the Board of Managers has also nominated seven persons to serve as Managers of the Company.

         The fees charged to the Company and the Members will not change as a result of the Transaction. The Transaction will not otherwise affect any rights, privileges or obligations of the Members. In addition, the Transaction will have no tax consequences to any Member or the Company.

XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
----------------------------------------------------------------------------------------------------------

                                                                                         DECEMBER 31, 2002
         SHARES                                                                            MARKET VALUE
                  INVESTMENT IN SECURITIES - 48.93%

                  COMMON STOCK - 44.06%
                    ADVERTISING - SALES - 0.33%
         33,200       Lamar Advertising Co.*                                               $  1,117,180
                                                                                           ------------
                    AEROSPACE / DEFENSE - 0.24%
         76,870       Titan Corp.*                                                              799,448
                                                                                           ------------
                    AEROSPACE / DEFENSE - EQUIPMENT - 0.47%
         68,660       United Defense Industries, Inc.*                                        1,599,778
                                                                                           ------------
                    APPLICATIONS SOFTWARE - 10.05%
        538,400       Microsoft Corp.*                                           (a)(b)      27,835,280
        225,120       Siebel Systems, Inc.                                                    1,665,888
        165,810       Software HOLDRs Trust*                                                  4,475,212
                                                                                           ------------
                                                                                             33,976,380
                                                                                           ------------
                    BROADCASTING SERVICE PROGRAM - 0.73%
        277,100       Liberty Media Corp., Class A*                                           2,477,274
                                                                                           ------------
                    BUSINESS - TO - BUSINESS / E-COMMERCE - 0.00%
          1,208       eMerge Interactive, Inc., Class A*                                            314
                                                                                           ------------
                    CABLE TELEVISION - 0.56%
         82,900       Comcast Corp., Special Class A*                                         1,872,711
                                                                                           ------------
                    CASINO SERVICES - 0.62%
         27,500       International Game Technology*                                          2,087,800
                                                                                           ------------
                    COMPUTERS - 2.99%
        310,760       Dell Computer Corp.*                                       (b)          8,309,723
        103,240       Hewlett-Packard Co.                                                     1,792,246
                                                                                           ------------
                                                                                             10,101,969
                                                                                           ------------
                    COMPUTERS - MEMORY DEVICES - 0.85%
        110,190       Storage Technology Corp.*                                               2,360,270
         81,430       Western Digital Corp.*                                                    520,338
                                                                                           ------------
                                                                                              2,880,608
                                                                                           ------------
                    CONSULTING SERVICES - 1.00%
        152,100       Accenture Ltd.*                                                         2,736,279
         92,050       BearingPoint, Inc.*                                                       635,145
                                                                                           ------------
                                                                                              3,371,424
                                                                                           ------------
                    E-SERVICES / CONSULTING - 0.00%
             25       US Interactive, Inc. *                                                          0
                                                                                           ------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
---------------------------------------------------------------------------------------------------------

                                                                                        DECEMBER 31, 2002
         SHARES                                                                            MARKET VALUE
                  COMMON STOCK - (CONTINUED)
                    ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.24%
        166,210       Flextronics International Ltd.*                                      $  1,361,260
         68,270       Jabil Circuit, Inc.*                                                    1,223,398
        142,650       Vishay Intertechnology, Inc.*                                           1,594,827
                                                                                           ------------
                                                                                              4,179,485
                                                                                           ------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 3.72%
        388,400       Agere Systems Inc., Class A*                                              559,296
        233,420       Altera Corp.*                                                           2,878,069
        179,900       Applied Micro Circuits Corp.*                                             663,831
         82,800       Microchip Technology, Inc.                                              2,024,460
         90,681       Skyworks Solutions, Inc.*                                                 781,668
        103,260       STMicroelectronics N.V. NY Shares                                       2,014,602
        177,400       Xilinx, Inc.*                                                           3,654,440
                                                                                           ------------
                                                                                             12,576,366
                                                                                           ------------
                    ELECTRONICS - MILITARY - 0.92%
         69,200       L-3 Communications Holdings, Inc.*                                      3,107,772
                                                                                           ------------
                    ENTERPRISE SOFTWARE - SERVICE - 1.90%
        193,100       BEA Systems, Inc.*                                                      2,214,857
         83,100       Legato Systems, Inc.*                                                     417,993
        194,940       SAP AG - Sponsored ADR                                                  3,801,330
                                                                                           ------------
                                                                                              6,434,180
                                                                                           ------------
                    ENTERTAINMENT SOFTWARE - 0.24%
         16,540       Electronic Arts, Inc.*                                                    823,196
                                                                                           ------------
                    FINANCE - OTHER SERVICES - 0.69%
         53,225       Chicago Mercantile Exchange*                                            2,323,803
                                                                                           ------------
                    INTERNET APPLICATION SOFTWARE - 0.04%
         33,960       BroadVision, Inc.*                                                        115,804
                                                                                           ------------
                    INTERNET CONTENT - INFORMATION / NETWORK - 0.04%
         56,410       LookSmart Ltd.*                                                           139,897
                                                                                           ------------
                    INTERNET INCUBATORS - 0.00%
            100       Internet Capital Group, Inc.*                                                  36
                                                                                           ------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
---------------------------------------------------------------------------------------------------------

                                                                                        DECEMBER 31, 2002
         SHARES                                                                            MARKET VALUE
                  COMMON STOCK - (CONTINUED)

                    INTERNET INFRASTRUCTURE SOFTWARE - 0.24%
        132,900       TIBCO Software, Inc.*                                                $    821,322
                                                                                           ------------
                    INTERNET SECURITY - 0.45%
         94,000       Networks Associates, Inc.*                                              1,512,460
                                                                                           ------------
                    MEDICAL - DRUGS - 0.44%
         55,000       MedImmune, Inc.*                                                        1,494,350
                                                                                           ------------
                    MEDICAL - HMO - 0.51%
         27,500       Anthem, Inc.*                                                           1,729,750
                                                                                           ------------
                    MEDICAL PRODUCTS - 1.26%
         79,610       Johnson & Johnson                                          (b)          4,275,853
                                                                                           ------------
                    NETWORKING PRODUCTS - 1.07%
        276,300       Cisco Systems, Inc.*                                                    3,619,530
                                                                                           ------------
                    NON-HAZARDOUS - WASTE DISPOSAL - 0.35%
         57,110       Republic Services, Inc.                                                 1,198,168
                                                                                           ------------
                    PHOTO EQUIPMENT & SUPPLIES - 0.23%
         22,100       Eastman Kodak Co.                                          (b)            774,384
                                                                                           ------------
                    PUBLISHING - NEWSPAPERS - 0.52%
         38,500       Tribune Co.                                                             1,750,210
                                                                                           ------------
                    REGISTERED INVESTMENT COMPANY - 5.13%
        441,640       Nasdaq - 100 Index Tracking Stock*                         (a) (b)     10,762,767
        446,440       Technology Select Sector SPDR Fund*                        (b)          6,607,312
                                                                                           ------------
                                                                                             17,370,079
                                                                                           ------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 2.04%
        119,280       Analog Devices, Inc.*                                                   2,847,213
         47,150       Integrated Circuit Systems, Inc.*                                         860,488
         95,000       Linear Technology Corp.                                                 2,443,400
         27,500       Marvell Technology Group Ltd.*                                            518,650
         68,070       United Microelectronics Corp. - Sponsored ADR*                            228,715
                                                                                           ------------
                                                                                              6,898,466
                                                                                           ------------
                    SEMICONDUCTOR EQUIPMENT - 2.68%
        193,200       Applied Materials, Inc.*                                                2,517,396
         41,400       KLA-Tencor Corp.*                                                       1,464,318
        116,430       Novellus Systems, Inc.*                                                 3,269,354
        138,500       Teradyne, Inc.*                                                         1,801,885
                                                                                           ------------
                                                                                              9,052,953
                                                                                           ------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
---------------------------------------------------------------------------------------------------------

                                                                                        DECEMBER 31, 2002
         SHARES                                                                            MARKET VALUE
                  COMMON STOCK - (CONTINUED)
                    TELECOMMUNICATIONS EQUIPMENT - 0.74%
        321,100       ADC Telecommunications, Inc.*                                        $    671,099
      1,132,600       Nortel Networks Corp.*                                                  1,823,486
                                                                                           ------------
                                                                                              2,494,585
                                                                                           ------------
                    TELECOMMUNICATIONS EQUIPMENT - FIBER OPTICS - 0.08%
         55,300       CIENA Corp.*                                                              284,242
                                                                                           ------------
                    TRANSPORT - SERVICES - 0.31%
         16,600       United Parcel Service, Inc., Class B                       (b)          1,047,128
                                                                                           ------------
                    TRAVEL SERVICES - 0.71%
        105,200       USA Interactive, Inc.                                                   2,411,184
                                                                                           ------------
                    WEB PORTALS / ISP - 0.67%
        139,110       Yahoo!, Inc.                                                            2,274,448
                                                                                           ------------
                      TOTAL COMMON STOCK (COST $155,411,050)                                148,994,537
                                                                                           ============

      CONTRACTS
                  PURCHASED OPTIONS - 4.87%
                  CALL OPTIONS - 2.03%
                    INDEX - 2.03%
          3,275       S&P 500 Index Tracking Stock, 03/22/03, $1,025                            982,500
          1,110       S&P 500 Index Tracking Stock, 06/21/03, $900                            5,883,000
                                                                                           ------------
                      TOTAL CALL OPTIONS (COST $9,297,330)                                    6,865,500
                                                                                           ============
                  PUT OPTIONS - 2.84%
                    APPLICATIONS SOFTWARE - 0.00%
          1,489       Microsoft Corp., 01/18/03, $40                                              7,445
                                                                                           ------------
                    COMPUTERS - 0.08%
          2,320       Dell Computer Corp., 05/17/03, $22.50                                     266,800
                                                                                           ------------
                    MEDICAL - GENERIC DRUGS - 0.00%
          1,109       Mylan Laboratories, Inc., 01/18/03, $25                                     5,545
                                                                                           ------------
                    MEDICAL PRODUCTS - 0.32%
          1,450       Johnson & Johnson, 01/17/04, $55                                          971,500
            580       Johnson & Johnson, 04/19/03, $50                                          116,000
                                                                                           ------------
                                                                                              1,087,500
                                                                                           ------------
                    PHOTO EQUIPMENT & SUPPLIES - 0.04%
          1,450       Eastman Kodak Co., 04/19/03, $25                                           65,250
            580       Eastman Kodak Co., 04/19/03, $30                                           69,600
                                                                                           ------------
                                                                                                134,850
                                                                                           ------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
---------------------------------------------------------------------------------------------------------

                                                                                        DECEMBER 31, 2002
      CONTRACTS                                                                            MARKET VALUE
                  PUT OPTIONS - (CONTINUED)
                    REGISTERED INVESTMENT COMPANY - 2.33%
          6,300       Nasdaq-100 Index Tracking Stock, 01/17/04,  $30                    $    4,473,000
          6,000       Technology Select Sector SPDR Fund, 01/17/04,  $20                      3,420,000
                                                                                         --------------
                                                                                              7,893,000
                                                                                         --------------
                    TRANSPORT - SERVICES - 0.07%
            580       United Parcel Service, Inc., Class B, 01/17/04, $60                       226,200
                                                                                         --------------

                      TOTAL PUT OPTIONS (COST $8,062,170)                                     9,621,340
                                                                                         ==============

                      PURCHASED OPTIONS (COST $17,359,500)                                   16,486,840
                                                                                         --------------

                      TOTAL INVESTMENTS IN SECURITIES (COST $172,770,550) - 48.93%          165,481,377
                                                                                         --------------

                      OTHER ASSETS, LESS LIABILITIES - 51.07% **                            172,715,929
                                                                                         --------------

                      NET ASSETS - 100.00%                                               $  338,197,306
                                                                                         ==============

(a) Partially or wholly held in a pledged account by the custodian as collateral for securities sold, not yet purchased.
(b) Security held in connection with an open put or call option contract
*Non-income producing security
** INCLUDES $169,107,157 INVESTED IN A PNC MONEY MARKET ACCOUNT, WHICH REPRESENTS 50.00% OF NET ASSETS.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.
                                     - 17 -

XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
---------------------------------------------------------------------------------------------------------

                                                                                        DECEMBER 31, 2002
         SHARES                                                                            MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED - (24.25%)
                    COMMON STOCK - (24.25%)
                    CAPACITORS - (0.24%)
         92,300       KEMET Corp.                                                        $     (806,702)
                                                                                         --------------
                    CHEMICALS - SPECIALTY - (0.47%)
         33,000       Sigma-Aldrich Corp.                                                    (1,607,100)
                                                                                         --------------
                    CHEMICALS DIVERSIFIED - (0.89%)
         69,840       Dow Chemical Co.                                                       (2,074,248)
         73,380       Lyondell Chemical Co.                                                    (927,523)
                                                                                         --------------
                                                                                             (3,001,771)
                                                                                         --------------
                    COMMERCIAL SERVICES - (0.45%)
         33,300       Weight Watchers, International, Inc.                                   (1,530,801)
                                                                                         --------------
                    COMMERCIAL SERVICES - FINANCE - (0.59%)
         14,000       Coinstar Inc                                                             (317,100)
         41,470       H&R Block, Inc.                                                        (1,667,094)
                                                                                         --------------
                                                                                             (1,984,194)
                                                                                         --------------
                    DATA PROCESSING / MANAGEMENT - (0.62%)
         53,790       Automatic Data Processing, Inc.                                        (2,111,257)
                                                                                         --------------
                    DENTAL SUPPLIES & EQUIPMENT - (0.50%)
         38,490       Patterson Dental Co.*                                                  (1,683,553)
                                                                                         --------------
                    DISTRIBUTION - WHOLESALE - (0.51%)
         64,000       Tech Data Corp.                                                        (1,725,440)
                                                                                         --------------
                    E-COMMERCE / SERVICES - (0.54%)
         27,130       eBay, Inc.                                                             (1,839,957)
                                                                                         --------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - (1.14%)
         55,300       Intel Corp.                                                              (861,021)
         11,200       Qlogic Corp.                                                             (386,512)
        109,330       Texas Instruments, Inc.                                                (1,641,043)
         69,200       Zoran Corp.                                                              (973,644)
                                                                                         --------------
                                                                                             (3,862,220)
                                                                                         --------------
                    ELECTRONIC PARTS DISTRIBUTION - (0.23%)
         71,900       Avnet Inc.                                                               (778,677)
                                                                                         --------------
                    ENTERPRISE SOFTWARE - SERVICE - (1.06%)
         22,100       Business Objects S.A. Sponsored ADR                                      (331,500)
        129,570       Computer Associates International, Inc.                                (1,749,195)
         81,930       PeopleSoft, Inc.                                                       (1,499,319)
                                                                                         --------------
                                                                                             (3,580,014)
                                                                                         --------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
--------------------------------------------------------------------------------------------------------

                                                                                       DECEMBER 31, 2002
         SHARES                                                                          MARKET VALUE
                  COMMON STOCK - (CONTINUED)
                    HOTELS & MOTELS - (0.30%)
         68,460       Extended Stay America, Inc.                                        $   (1,009,785)
                                                                                         --------------
                    MEDICAL INFORMATION SYSTEMS - (0.39%)
         82,300       IMS Health, Inc.                                                       (1,316,800)
                                                                                         --------------
                    MEDICAL PRODUCTS - (0.44%)
         22,000       Stryker Corp.                                                          (1,476,640)
                                                                                         --------------
                    PHARMACY SERVICES - (0.27%)
         41,600       AdvancePCS*                                                              (923,936)
                                                                                         --------------
                    PUBLISHING - NEWSPAPERS - (0.50%)
         38,830       Dow Jones and Co., Inc.                                                (1,678,621)
                                                                                         --------------
                    RECREATIONAL VEHICLES - (0.38%)
         22,000       Polaris Industries, Inc.                                               (1,289,200)
                                                                                         --------------

                    REGISTERED INVESTMENT COMPANY - (13.03%)
        499,500       SPDR Trust Series 1                                                   (44,070,885)
                                                                                         --------------

                    RETAIL - DRUG STORE - (0.55%)
         63,430       Walgreen Co.                                                           (1,851,522)
                                                                                         --------------

                    TELEPHONE - INTEGRATED - (1.15%)
         27,500       ALLTEL Corp.                                                           (1,402,500)
         55,900       Citizens Communications Co.                                              (589,745)
         69,500       SBC Communications, Inc.                                               (1,884,145)
                                                                                         --------------
                                                                                             (3,876,390)
                                                                                         --------------
                      TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $82,177,555)    $  (82,005,465)
                                                                                         ==============

The accompanying notes are an integral part of these financial statements.

                       THIS PAGE IS INTENTONALLY BLANK.

XANTHUS FUND, L.L.C.
FUND MANAGEMENT
(UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Board of Managers of the Company is set forth below.



NAME, AGE, ADDRESS AND          TERM OF OFFICE
 POSITION(S) WITH THE           AND LENGTH OF                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
       COMPANY                  TIME SERVED                       OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY MANAGER
-----------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
Jesse H. Ausubel, 51             Indefinite;      Director,  Richard Lounsbery Foundation (1998 to present);  Director, Program for
Rockefeller University         Since Inception    the Human Environment and Senior Research Associate,  The Rockefeller  University
Mail Stop 234                                     (1993  to  present);  Program  Director,  Alfred  P.  Sloan  Foundation  (1994 to
1230 York Avenue                                  present);  Adjunct  Scientist,  Woods  Hole  Oceanographic  Institution  (1995 to
New York, NY 10021                                present);  Director,  Richard Lounsbery Foundation (1998 to present). Mr. Ausubel
Manager                                           also is a Manager  of three  other  investment  companies  for which the  Adviser serves as investment adviser.

-----------------------------------------------------------------------------------------------------------------------------------

Charles F. Barber, 85            Indefinite;      Consultant;  Former Chairman of the Board,  ASARCO  Incorporated;  Director of 16
66 Glenwood Drive              Since Inception    investment  companies  advised by Salomon  Brothers  Asset  Management,  Inc. Mr.
Greenwich, CT 06839                               Barber also is a Manager of five other investment companies for which the Adviser
Manager                                           or one of its affiliates serves as investment adviser.

------------------------------------------------------------------------------------------------------------------------------------

Paul Belica, 81                  Indefinite;      Director  or Trustee  for four  investment  companies  managed by PIMCO  (2000 to
359 Cedar Drive West           Since Inception    present); Advisor, Salomon Smith Barney Inc. (1988 to 2000); Director, Deck House
Briarcliff Manor, NY 10501                        Inc.  (1970 to 1999);  Director,  Central  European  Value  Fund  (1994 to 1999);
Manager                                           Director, Surety Loan Funding Corporation (1998 to present). Mr. Belica also is a
                                                  Manager of three  other  investment  companies  for which the  Adviser  serves as investment adviser.

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED MANAGER
------------------------------------------------------------------------------------------------------------------------------------

Howard M. Singer, 39             Indefinite;      Managing  Director,  Asset  Management,  CIBC World Markets Corp. Mr. Singer also
CIBC World Markets Corp.      4/26/00 to Present  serves as an  Individual  General  Partner or Manager of eleven other  investment
622 Third Avenue, 8th Floor                       companies  for which the Adviser or one of its  affiliates  serves as  investment
New York, NY 10017                                adviser.
Principal Manager

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    [LOGO OMITTED] ERNST & YOUNG
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